Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

Note 4. Revenue

The Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing and uncertainty of revenue and cash flows from these customer contracts as seen in the table below.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External revenue by service
Transport services	246,649	201,022
Rental income	16,898	15,462
Total	263,547	216,484

All rental income is generated in the United States.

The information below summarizes external transport services revenue by geographic area.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External transport services revenue by Geographical area
Sweden	78,065	82,404
United States	47,745	41,110
Germany	57,429	38,733
All other countries	63,410	38,775
Total transport services revenue	246,649	201,022

Revenue presented for the United States market in the interim financial statements is stated net of the amortization of the customer warrant contract asset. The amortization charge for the six months ended June 30, 2026, was SEK 1,020 thousands and is included within the movement of the warrant contract asset disclosed in Note 15.

Significant customer sales

The two largest customers in the 6-month period ended June 30, 2026, accounted for approximately 12% and 11% of revenue respectively while the two largest customers in the 6-month period ended June 30, 2025, accounted for approximately 14% and 10% of revenue respectively. During the 6-month period ended June 30, 2026, and 2025 these are the only customers that have a revenue exceeding 10% of the Group’s total revenue.

Note 4. Revenue and operating segments

The Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing and uncertainty of revenue and cash flows from the customer contracts as seen in the table below.

	For the year ended December 31,
(SEK in thousands)	2025	2024
External revenue by service:
Transport services	430,494	323,801
Rental income	27,346	64,576
Total revenue	457,840	388,377

The information below summarizes external revenue by geographic area.

	For the year ended December 31,
(SEK in thousands)	2025	2024
Sweden	160,633	120,974
United States	123,381	151,680
Germany	91,296	69,378
All other countries	82,530	46,345
Total revenue	457,840	388,377

All rental income is generated in the United States.

Revenue recorded is recognized over time. The transaction price allocated to unsatisfied and/or partially unsatisfied performance obligations are set out below.

	As of December 31,
(SEK in thousands)	2025	2024
Remaining performance obligations for customer contracts	2,023,138	2,507,032

The Group anticipates that 22%, SEK 443 million, of the transaction price allocated to the unsatisfied and/or partially unsatisfied performance obligations as of the year ended 2025 (2024: 16.2%, SEK 406 million) will be recognized as revenue during the next reporting period. The remaining 78%, SEK 1,580 million, will be recognized from the 2027 financial year through 2032 (2024: 83.8%, SEK 2,101 million from 2026 to 2031).

The two largest customers in 2025 accounted for approximately 15% and 11% of revenue respectively whilst the two largest customers in 2024 accounted for approximately 16% and 15% of revenue respectively. During the years 2025 and 2024 these are the only customers that have a revenue exceeding 10% of the Group’s revenue.

Rental income

Maturity analysis for lease payments is as it follows:

	For the year ended December 31,
(SEK in thousands)	2025	2024
Year 1	34,071	62,125
Year 2	43,003	34,936
Year 3	39,016	28,666
Year 4	30,114	19,653
Year 5	17,177	9,051
Year 6 and thereafter	216	678
Total	163,596	155,109

Operating segments

Operating segments are defined as components of a Group that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance at a consolidated level. The CODM has been identified as the Chief Executive Officer of the Group.

The activities of the Group are considered to be one segment which is reflected in its organizational structure and internal reporting. The Group does not distinguish in its internal reporting different segments, neither business nor geographical segments. The CODM considers that there is one reporting and operating segment.

The following table shows the breakdown of the Group’s non-current assets (e.g., intangible assets, property, plant and equipment, right-of-use assets, Interest in joint venture, and other financial assets) by geographical location.

	As of December 31,
(SEK in thousands)	2025	2024
Sweden	459,502	488,830
United States	623,046	834,603
Germany	169,704	78,608
All other countries	140,154	99,653
Total non-current assets	1,392,407	1,501,694